BASIS OF PRESENTATION (Details Narrative)		1 Months Ended	3 Months Ended
	Feb. 10, 2015	Jan. 31, 2018	Jun. 30, 2021
United Kingdom based immune-oncology [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	60.49%
Saugatuck [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary			70.00%
Proportion of ownership interests held by non-controlling interests			30.00%
Portage Glasgow Ltd. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		65.00%
IOX [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary			39.51%
Subsidiaries [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests			35.00%